Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 465,054	R$ 308,958
Cash equivalents
Bank Deposit Certificate – CDB	2,216,592	156,593
Debentures	361,183	1,160,795
Exclusive investment funds	21,986	21,534
Cash and cash equivalents	R$ 3,064,815	R$ 1,647,880	R$ 1,169,136	R$ 762,319
Effective interest rate p.a., Bank Deposit Certificate - CDB	1.90%
Effective interest rate p.a., Debentures	1.90%
Effective interest rate p.a., Exclusive investment funds	1.20%